Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 95,077	$ 15,042	$ (96,808)	$ 13,311
Balance (in Shares) at Dec. 31, 2022	32,628,044
Issuance of ordinary shares upon exercise of options		111	(91)		20
Issuance of ordinary shares upon exercise of options (in Shares)	165,046
Expiration of options		21	(21)
Share-based payments			637		637
At-the-market offering, net of issuance costs		545			545
At-the-market offering, net of issuance costs (in Shares)	2,076,140
Net profit (loss) for the period				(8,389)	(8,389)
Balance at Jun. 30, 2023		95,754	15,567	(105,197)	6,124
Balance (in Shares) at Jun. 30, 2023	34,869,230
Balance at Dec. 31, 2023		100,576	14,938	(102,333)	13,181
Balance (in Shares) at Dec. 31, 2023	59,681,632
Issuance of ordinary shares upon exercise of options and vesting of RSUs		4,740	(1,795)		2,945
Issuance of ordinary shares upon exercise of options and vesting of RSUs (in Shares)	2,638,521
Issuance of ordinary shares upon exercise of warrants		3,636	(1,383)		2,253
Issuance of ordinary shares upon exercise of warrants (in Shares)	6,035,860
Expiration of options		11	(11)
Share-based payments			956		956
Net profit (loss) for the period				1,089	1,089
Balance at Jun. 30, 2024		$ 108,963	$ 12,705	$ (101,244)	$ 20,424
Balance (in Shares) at Jun. 30, 2024	68,356,013